Fair Value (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosure Tables [Abstract]
Fair Value Summary Table
	December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

	(in millions)
Assets
Marketable securities	$1,356	$1,356	$1,760	$1,760
Derivatives	120	120	119	119
Total assets	$1,476	$1,476	$1,879	$1,879
Liabilities
Debt	$22,020	$22,502	$18,199	$18,725
Derivatives	690	690	358	358
Total liabilities	$22,710	$23,192	$18,557	$19,083

Fair Value Hierarchy For Recurring Measurements Table
	Quoted Market	Significant
	Prices in Active	Other	Significant
	Market for	Observable	Unobservable	Total
	Identical Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2011

	(in millions)

Assets
Available-for-sale securities	$1	$1,339	$-	$1,340
Trading securities	12	-	-	12
Derivatives	2	52	66	120
Total assets	$15	$1,391	$66	$1,472

Liabilities
Derivatives	$-	$476	$214	$690
Total liabilities	$-	$476	$214	$690

	Quoted Market	Significant
	Prices in Active	Other	Significant
	Market for	Observable	Unobservable	Total
	Identical Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2010

	(in millions)

Assets
Available-for-sale securities	$8	$1,700	$42	$1,750
Trading securities	10	-	-	10
Derivatives	-	58	61	119
Total assets	$18	$1,758	$103	$1,879

Liabilities
Derivatives	$-	$346	$12	$358
Total liabilities	$-	$346	$12	$358

Derivatives Level 3 Rollforward Table
	Year Ended December 31, 2011
	Interest	Cross	Foreign	Commodity
	Rate	Currency	Currency	& Other	Total

	(in millions)

Balance at beginning of period	$(1)	$10	$22	$18	$49
Total gains (losses) (realized and unrealized):
Included in earnings(1)	-	(4)	32	(71)	(43)
Included in other comprehensive income	(13)	(37)	-	-	(50)
Included in regulatory assets	-	-	-	8	8
Settlements	-	13	(3)	(8)	2
Transfers of assets (liabilities) into Level 3(2)	(117)	-	-	-	(117)
Transfers of (assets) liabilities out of Level 3(2)	3	-	-	-	3
Balance at end of period	$(128)	$(18)	$51	$(53)	$(148)

Total gains (losses) for the period included in earnings
attributable to the change in unrealized gains (losses)
relating to assets and liabilities held at the end of the period	$-	$(2)	$29	$(71)	$(44)

	Year Ended December 31, 2010
	Interest	Cross	Foreign	Commodity
	Rate	Currency	Currency	& Other	Total

	(in millions)

Balance at beginning of period	$(12)	$(12)	$-	$24	$-
Total gains (losses) (realized and unrealized):
Included in earnings(1)	1	4	25	21	51
Included in other comprehensive income	(12)	13	-	-	1
Included in regulatory assets	(3)	-	-	1	(2)
Settlements	7	5	(1)	(28)	(17)
Transfers of assets (liabilities) into Level 3(2)	-	-	(2)	-	(2)
Transfers of (assets) liabilities out of Level 3(2)	18	-	-	-	18
Balance at end of period	$(1)	$10	$22	$18	$49

Total gains (losses) for the period included in earnings
attributable to the change in unrealized gains (losses)
relating to assets and liabilities held at the end of the period	$-	$7	$24	$9	$40

Available For Sale Securities Level 3 Rollforward Table
	Year Ended December 31,
	2011	2010

	(in millions)

Balance at beginning of period(1)	$42	$42
Settlements	(42)	-
Balance at end of period	$-	$42

Total gains (losses) for the period included in earnings attributable to the change in unrealized gains/losses relating to assets held at the
end of the period	$-	$-

Fair Value Assets Measured On Nonrecurring Basis Text Block
		Year Ended December 31, 2011
	Carrying	Fair Value			Gross
	Amount	Level 1	Level 2	Level 3	(Gain) Loss

	(in millions)
Long-lived assets held and used:
Wind turbines and deposits	$161	$-	$45	$-	$116
Tisza II	94	-	-	42	52
Kelanitissa	66	-	-	24	42
Bohemia	14	-	5	-	9
Discontinued operations and
businesses held for sale:
Edelap, Edes and Central Dique	350	-	4	-	346
Carbon reduction projects	49	-	-	-	40(1)
Wind projects	22	-	-	-	22
Borsod(2)	(9)	-	-	-	-
Eastern Energy(2)	(123)	-	-	-	-
Thames(2)	(7)	-	-	-	-
Brazil Telecom businesses	142	-	893		(751)
Equity method affiliates:
Yangcheng	100	-	-	26	74
Goodwill:
Chigen	17	-	-	-	17

		Year Ended December 31, 2010
	Carrying	Fair Value			Gross
	Amount	Level 1	Level 2	Level 3	(Gain) Loss

	(in millions)
Long-lived assets held and used:
Southland (Huntington Beach)	$288	$-	$-	$88	$200
Tisza II	160	-	-	75	85
Deepwater	83	-	-	4	79
Discontinued operations and
businesses held for sale:
Eastern Energy	827	-	-	-	827
Barka	20	-	124	-	(104)
Ras Laffan	120	-	226	-	(106)
Goodwill:
Deepwater	18	-	-	-	18
Other	3	-	-	-	3